Capital and Reserves - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	Mar. 15, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Number of shares authorized		500,000,000	500,000,000
Par value per share		₩ 5,000	₩ 5,000
Number of issued common shares		357,815,700	357,815,700
Major ordinary share transactions [member]
Disclosure of reserves within equity [Line Items]
Cash dividends declared	₩ 178,908
Dividends payable record date	Dec. 31, 2017
Dividend declared date	Mar. 15, 2018
Dividend payables date to be paid	Apr. 12, 2018